Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 82,446
2024	78,451
2025	67,868
2026	64,483
2027	61,696
Thereafter	35,204
Total	$ 390,148	$ 138,496